CONSOLIDATED INTERIM BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares, issued (in shares)	65,099,244	64,943,238
Common stock, shares, outstanding (in shares)	64,959,553	64,832,609
Series A Cumulative Convertible Preferred Stock
Preferred stock, par value (in USD per share)	$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)	245,045,431	245,089,671
Preferred stock, shares outstanding (in shares)	245,045,431	245,089,671